Cover	Oct. 31, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 31, 2025, HeartCore Enterprises, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) to disclose, among other things, the Company’s entry into a material definitive agreement concerning the sale of the Company’s equity interests of HeartCore Inc. (the “Sale”) and the closing, on October 31, 2025, of the Sale. The Company is filing this Amendment No. 1 (“Amendment No. 1”) to the Initial 8-K to clarify that, following the closing of the Sale, the Company believes that, as of the date of this Amendment No. 1, its stockholders’ equity is in excess of $5,000,000.
Document Period End Date	Oct. 31, 2025
Entity File Number	001-41272
Entity Registrant Name	HEARTCORE ENTERPRISES, INC.
Entity Central Index Key	0001892322
Entity Tax Identification Number	87-0913420
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1-2-33
Entity Address, Address Line Two	Higashigotanda
Entity Address, Address Line Three	Shinagawa
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	141-0022
City Area Code	+81
Local Phone Number	3-6409-6966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HTCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false